Condensed Consolidated Statements of Financial Position - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025	Sep. 30, 2025
Current Assets
Cash and cash equivalents	$ 75,317	$ 75,469	$ 71,997
Trade receivables, net	27,300	27,007	31,379
Other accounts receivables	4,924	5,656	3,945
Inventories	92,705	84,943	85,413
Total Current Assets	200,246	193,075	192,734
Non-Current Assets
Property, plant and equipment, net	43,814	41,367	38,100
Right-of-use assets	8,873	8,900	9,189
Intangible assets and other long-term assets	92,282	97,511	99,186
Goodwill	30,313	30,313	30,313
Contract assets	7,188	7,544	7,688
Total Non-Current Assets	182,470	185,635	184,476
Total Assets	382,716	378,710	377,210
Current Liabilities
Current maturities of lease liabilities	2,330	2,121	1,912
Current maturities of other long term liabilities	5,745	9,923	10,585
Trade payables	26,475	23,242	24,875
Other accounts payables	13,404	12,108	9,443
Deferred revenues	105		1,022
Total Current Liabilities	48,059	47,394	47,837
Non-Current Liabilities
Lease liabilities	9,389	9,440	9,558
Contingent consideration	21,891	20,372	19,730
Other long-term liabilities	28,733	30,113	32,539
Deferred Tax	5,465	1,651	1,723
Employee benefit liabilities, net	811	670	591
Total Non-Current Liabilities	66,289	62,246	64,141
Shareholder’s Equity
Ordinary shares	15,093	15,078	15,077
Additional paid in capital net	268,626	268,283	268,222
Capital reserve due to translation to presentation currency	(3,490)	(3,490)	(3,490)
Capital reserve from hedges	(64)	177	346
Capital reserve from share-based payments	7,805	5,711	5,339
Capital reserve from employee benefits	320	385	374
Accumulated deficit	(19,922)	(17,074)	(20,636)
Total Shareholder’s Equity	268,368	269,070	265,232
Total Liabilities and Shareholder’s Equity	$ 382,716	$ 378,710	$ 377,210